FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
Financial instruments include cash; evidence of ownership in an entity; or a contract that imposes an obligation on one party and conveys a right to a second entity to deliver/receive cash or another financial instrument. Information on certain types of financial instruments is included elsewhere in these consolidated financial statements as follows: accounts receivable (note 18); restricted share units (note 34b).
a) Cash and Equivalents
Cash and equivalents include cash, term deposits, treasury bills and money market investments with original maturities of less than 90 days.

	As at December 31, 2019	As at December 31, 2018
Cash deposits	$2,571	$842
Term deposits	728	477
Money market investments	15	252
	$3,314	$1,571

Of total cash and cash equivalents as of December 31, 2019, $nil (2018: $383 million) was held in subsidiaries which have regulatory regulations, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and are therefore not available for general use by the Company.
b) Debt and Interest[1]

	Closing balance December 31, 2018	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2019
5.7% notes[3,9]	$842	$—	$—	$—	$842
3.85%/5.25% notes	1,079	—	—	—	1,079
5.80% notes[4,9]	395	—	—	—	395
6.35% notes[5,9]	594	—	—	—	594
Other fixed rate notes[6,9]	1,326	—	(248)	2	1,080
Leases[7]	19	—	(28)	105	96
Other debt obligations	598	—	(4)	—	594
5.75% notes[8,9]	842	—	—	—	842
Acacia credit facility[10]	43	—	(29)	—	14
	$5,738	$—	($309)	$107	$5,536
Less: current portion[11]	(43)	—	—	—	(375)
	$5,695	$—	($309)	$107	$5,161

	Closing balance December 31, 2017	Proceeds	Repayments	Amortization and other[2]	Closing balance December 31, 2018
4.4%/5.7% notes[3,9]	$1,468	$—	($629)	$3	$842
3.85%/5.25% notes	1,079	—	—	—	1,079
5.80% notes[4,9]	395	—	—	—	395
6.35% notes[5,9]	593	—	—	1	594
Other fixed rate notes[6,9]	1,326	—	—	—	1,326
Leases[7]	46	—	(27)	—	19
Other debt obligations	603	—	(3)	(2)	598
5.75% notes[8,9]	842	—	—	—	842
Acacia credit facility[10]	71	—	(28)	—	43
	$6,423	$—	($687)	$2	$5,738
Less: current portion[11]	(59)	—	—	—	(43)
	$6,364	$—	($687)	$2	$5,695

[1]
The agreements that govern our long-term debt each contain various provisions which are not summarized herein. These provisions allow Barrick, at its option, to redeem indebtedness prior to maturity at specified prices and also may permit redemption of debt by Barrick upon the occurrence of certain specified changes in tax legislation.

[2]	Amortization of debt premium/discount and increases (decreases) in capital leases.

[3]	Consists of $850 million (2018: $850 million) of our wholly-owned subsidiary Barrick North America Finance LLC (“BNAF”) notes due 2041.

[4]	Consists of $400 million (2018: $400 million) of 5.80% notes which mature in 2034.

[5]	Consists of $600 million (2018: $600 million) of 6.35% notes which mature in 2036.

[6]
Consists of $1.1 billion (2018: $1.3 billion) in conjunction with our wholly-owned subsidiary BNAF and our wholly-owned subsidiary Barrick (PD) Australia Finance Pty Ltd. (“BPDAF”). This consists of $nil (2018: $248 million) of BPDAF notes due 2020, $250 million (2018: $250 million) of BNAF notes due 2038 and $850 million (2018: $850 million) of BPDAF notes due 2039.

[7]
Consists primarily of leases at Nevada Gold Mines, $32 million, Loulo-Gounkoto, $32 million, Lumwana, $10 million, Pascua-Lama, $6 million and Porgera, $5 million (2018: $nil, $nil, $3 million, $9 million and $nil, respectively).

[8]	Consists of $850 million (2018: $850 million) in conjunction with our wholly-owned subsidiary BNAF.

[9]
We provide an unconditional and irrevocable guarantee on all BNAF, BPDAF, Barrick Gold Finance Company (“BGFC”), and Barrick (HMC) Mining (“BHMC”) notes and generally provide such guarantees on all BNAF, BPDAF, BGFC, and BHMC notes issued, which will rank equally with our other unsecured and unsubordinated obligations.

[10]	Consists of an export credit backed term loan facility.

[11]
The current portion of long-term debt consists of our 3.85% notes ($336 million; 2018: $nil), leases ($25 million; 2018: $11 million) and Acacia credit facility ($14 million; 2018: $28 million), and other debt obligations ($nil; 2018: $4 million).

4.4%/5.7% Notes
In June 2011, BNAF issued an aggregate of $4.0 billion in debt securities consisting of $1.35 billion of 4.40% notes that mature in 2021 and $850 million of 5.70% notes that mature in 2041 issued by BNAF (collectively, the “BNAF Notes”). Barrick provides an unconditional and irrevocable guarantee of the BNAF Notes, which will rank equally with Barrick’s other unsecured and unsubordinated obligations.

During 2016, $721 million of the $1.35 billion of the 4.4% notes was repaid. During 2018, the remaining $629 million of the 4.4% notes was repaid.

3.85% and 5.25% Notes
On April 3, 2012, we issued an aggregate of $2 billion in debt securities comprised of $1.25 billion of 3.85% notes that mature in 2022 and $750 million of 5.25% notes that mature in 2042. During 2015, $913 million of the 3.85% notes was repaid. On January 31, 2020, the remaining $337 million of the 3.85% notes was repaid.

Other Fixed Rate Notes
On October 16, 2009, we issued two tranches of debentures totaling $1.25 billion through our wholly-owned indirect subsidiary Barrick (PD) Australia Finance Pty Ltd. (“BPDAF”) consisting of $850 million of 30-year notes with a coupon rate of 5.95% and $400 million of 10-year notes with a coupon rate of 4.95%. We also provide an unconditional and irrevocable guarantee of these payments, which rank equally with our other unsecured and unsubordinated obligations. During 2016, $152 million of the $400 million of the 4.95% notes was repaid. During 2019, the remaining $248 million of the 4.95% notes was repaid.

In September 2008, we issued an aggregate of $1.25 billion of notes through our wholly-owned indirect subsidiaries Barrick North America Finance LLC and Barrick Gold Financeco LLC (collectively, the “LLCs”) consisting of $250 million of 30-year notes with a coupon rate of 7.5%. We also provide an unconditional and irrevocable guarantee of these payments, which rank equally with our other unsecured and unsubordinated obligations.

5.75% Notes
On May 2, 2013, we issued an aggregate of $3 billion in notes through Barrick and our wholly-owned indirect subsidiary BNAF consisting of $850 million of 5.75% notes issued by BNAF that mature in 2043. $2 billion of the net proceeds from this offering was used to repay amounts outstanding under our revolving credit facility at that time. We provided an unconditional and irrevocable guarantee on the $850 million of 5.75% notes issued by BNAF, which will rank equally with our other unsecured and unsubordinated obligations.

Amendment and Refinancing of the Credit Facility
In November 2019, we amended and restated the credit and guarantee agreement (the “Credit Facility”) with certain Lenders, which requires such Lenders to make available to us a credit facility of $3.0 billion or the equivalent amount in Canadian dollars. The Credit Facility, which is unsecured, currently has an interest rate of London Interbank Offered Rate (“LIBOR”) plus 1.25% on drawn amounts, and a commitment rate of 0.15% on undrawn amounts and includes terms to replace LIBOR with a suitable replacement as that issue develops. As part of the amendment and restatement, the termination date of the Credit Facility was extended from January 2024 to January 2025. The Credit Facility is undrawn as at December 31, 2019.

Acacia Credit Facility
In January 2013, Acacia concluded negotiations with a group of commercial banks for the provision of an export credit backed term loan facility (the “Facility”) for the amount of $142 million. The Facility was put in place to fund a substantial portion of the construction costs of the CIL circuit at the process plant at the Bulyanhulu Project. The Facility has a term of seven years and, when drawn, the spread over LIBOR will be 250 basis points. The Facility is repayable in equal installments over the term of the Facility, after a two-year repayment holiday period. At December 31, 2014, the full value of the Facility was drawn. During 2015, $14 million was repaid. During 2016, $29 million was repaid. During 2017, $28 million was repaid. During 2018, $28 million was repaid. During 2019, $29 million was repaid. In January 2020, the final installment of $14 million was paid.
Interest

	2019		2018
For the years ended December 31	Interest cost	Effective rate[1]	Interest cost	Effective rate[1]
4.4%/5.7% notes	$49	5.74%	$63	5.25%
3.85%/5.25% notes	53	4.87%	53	4.87%
5.80% notes	23	5.87%	23	5.85%
6.35% notes	38	6.41%	39	6.41%
Other fixed rate notes	77	6.33%	83	6.16%
Leases	6	7.14%	2	6.18%
Other debt obligations	34	6.17%	38	6.55%
5.75% notes	49	5.79%	49	5.79%
Acacia credit facility	3	3.36%	5	3.59%
Deposits on Pascua-Lama silver sale agreement (note 29)	70	8.75%	65	8.25%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)	34	6.79%	33	6.41%
	$436		$453
Less: interest capitalized	(14)		(9)
	$422		$444

[1]
The effective rate includes the stated interest rate under the debt agreement, amortization of debt issue costs and debt discount/premium and the impact of interest rate contracts designated in a hedging relationship with debt.

 Scheduled Debt Repayments[1]

	Issuer	Maturity Year	2020	2021	2022	2023	2024	2025 and thereafter	Total
7.31% notes[2]	BGC	2021	$—	$7	$—	$—	$—	$—	$7
3.85% notes	BGC	2022	—	—	337	—	—	—	337
7.73% notes[2]	BGC	2025	—	—	—	—	—	7	7
7.70% notes[2]	BGC	2025	—	—	—	—	—	5	5
7.37% notes[2]	BGC	2026	—	—	—	—	—	32	32
8.05% notes[2]	BGC	2026	—	—	—	—	—	15	15
6.38% notes[2]	BGC	2033	—	—	—	—	—	200	200
5.80% notes	BGC	2034	—	—	—	—	—	200	200
5.80% notes	BGFC	2034	—	—	—	—	—	200	200
6.45% notes[2]	BGC	2035	—	—	—	—	—	300	300
6.35% notes	BHMC	2036	—	—	—	—	—	600	600
7.50% notes[3]	BNAF	2038	—	—	—	—	—	250	250
5.95% notes[3]	BPDAF	2039	—	—	—	—	—	850	850
5.70% notes	BNAF	2041	—	—	—	—	—	850	850
5.25% notes	BGC	2042	—	—	—	—	—	750	750
5.75% notes	BNAF	2043	—	—	—	—	—	850	850
Other debt obligations[2]			—	—	—	—	—	—	—
Acacia credit facility			14	—	—	—	—	—	14
			$14	$7	$337	$—	$—	$5,109	$5,467
Minimum annual payments under leases			$25	$15	$12	$8	$5	$32	$97

[1]	This table illustrates the contractual undiscounted cash flows, and may not agree with the amounts disclosed in the consolidated balance sheet.

[2]	Included in Other debt obligations in the Long-Term Debt table.

[3]	Included in Other fixed rate notes in the Long-Term Debt table.

c)    Derivative Instruments (“Derivatives”)
In the normal course of business, our assets, liabilities and forecasted transactions, as reported in US dollars, are impacted by various market risks including, but not limited to:

Item	Impacted by
● Revenue	● Prices of gold, silver and copper
● Cost of sales
o Consumption of diesel fuel, propane, natural gas, and electricity	o Prices of diesel fuel, propane, natural gas, and electricity
o Non-US dollar expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, EUR, PGK, TZS, ZAR, XOF, and ZMW
● General and administration, exploration and evaluation costs	● Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, GBP, PGK, TZS, XOF, ZAR, and ZMW
● Capital expenditures
o Non-US dollar capital expenditures	o Currency exchange rates - US dollar versus A$, ARS, C$, CLP, DOP, EUR, GBP, PGK, XOF, and ZAR
o Consumption of steel	o Price of steel
● Interest earned on cash and equivalents	● US dollar interest rates
● Interest paid on fixed-rate borrowings	● US dollar interest rates

The time frame and manner in which we manage those risks varies for each item based upon our assessment of the risk and available alternatives for mitigating risk. For these particular risks, we believe that derivatives are an appropriate way of managing the risk.

We use derivatives as part of our risk management program to mitigate variability associated with changing market values related to the hedged item. Many of the derivatives we use meet the hedge effectiveness criteria and are designated in a hedge accounting relationship.

Certain derivatives are designated as either hedges of the fair value of recognized assets or liabilities or of firm commitments (“fair value hedges”) or hedges of highly probable forecasted transactions (“cash flow hedges”), collectively known as “accounting hedges”. Hedges that are expected to be highly effective in achieving offsetting changes in fair value or cash flows are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated. Some of the derivatives we use are effective in achieving our risk management objectives, but they do not meet the strict hedge accounting criteria. These derivatives are considered to be “non-hedge derivatives”.

During 2019, we did not enter into any US dollar interest rate contracts, currency contracts, commodity contracts, or metals contracts. We had no contracts outstanding at December 31, 2019.